SHARE CAPITAL - Narrative - Stock options (Details) $ / shares in Units, $ in Thousands													12 Months Ended
	Nov. 16, 2022 CAD ($) shares $ / shares	Sep. 30, 2022 CAD ($) shares $ / shares	Aug. 15, 2022 CAD ($) shares $ / shares	Jun. 30, 2022 CAD ($) shares $ / shares	Mar. 08, 2022 CAD ($) shares $ / shares	Mar. 04, 2022 CAD ($) shares $ / shares	Dec. 31, 2021 CAD ($) shares $ / shares	Sep. 30, 2021 CAD ($) shares $ / shares	Sep. 27, 2021 CAD ($) shares $ / shares	Aug. 18, 2021 CAD ($) shares $ / shares	Aug. 16, 2021 CAD ($) shares $ / shares	Jun. 28, 2021 CAD ($) shares $ / shares	Mar. 31, 2023 CAD ($) shares $ / shares	Mar. 31, 2022 CAD ($) shares $ / shares	Nov. 05, 2020
Disclosure of classes of share capital [line items]
Shares available for grant, percent of total shares outstanding (up to)															20.00%
Number of share options granted in share-based payment arrangement										300,000			2,475,000	9,144,600
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares										$ 2.48	$ 2.48	$ 2.90	$ 0.91	$ 2.42
Number of options, exercised (in shares)														1,588,300
Shares issued for cash - options exercise | $													$ 0	$ 1,342
Weighted average fair value at measurement date, share options granted | $										$ 519	$ 383	$ 7,994	27,283
Accelerated vesting, share-based payment compensation expense | $													$ 168
Number of options held in escrow (in shares)													0	2,981,250
Increase (decrease) through share-based payment transactions, equity | $													$ 4,686	$ 18,030
Options
Disclosure of classes of share capital [line items]
Increase (decrease) through share-based payment transactions, equity | $													$ 4,680	$ 17,990
Executive officers
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement						1,035,600						1,975,000
Employees
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement				65,000		60,000	40,000	450,000	585,000		165,000	1,090,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares				$ 1.00		$ 3.15	$ 3.15	$ 3.15	$ 3.15
Weighted average fair value at measurement date, share options granted | $				$ 32		$ 38	$ 36	$ 878	$ 1,186
Consultant
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement	200,000	270,000	800,000	500,000	400,000	40,000		40,000			50,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 0.91	$ 0.75	$ 1.00	$ 0.90	$ 1.02			$ 2.78				$ 2.90
Weighted average fair value at measurement date, share options granted | $	$ 53	$ 102	$ 429	$ 183	$ 295			$ 48
Executive officers and consultants
Disclosure of classes of share capital [line items]
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares						$ 1.13
Weighted average fair value at measurement date, share options granted | $						$ 878
Employee
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement		245,000	20,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares		$ 1.00	$ 1.00
Weighted average fair value at measurement date, share options granted | $		$ 98	$ 14
Consultants
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement							1,250,000	700,000				194,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares							$ 1.50	$ 2.78
Weighted average fair value at measurement date, share options granted | $							$ 1,352	$ 715
Consultants, Two
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement												550,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares												$ 2.90
Director
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement									195,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares									$ 2.87
Weighted average fair value at measurement date, share options granted | $									$ 403
Consultant two
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement	375,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 0.75
Weighted average fair value at measurement date, share options granted | $	$ 110
Employee stock option
Disclosure of classes of share capital [line items]
Award vesting period										2 years	2 years	2 years
Accelerated vesting, number of shares													1,031,250
Employee stock option | Employees
Disclosure of classes of share capital [line items]
Award vesting period				2 years		2 years	2 years	2 years	2 years
Employee stock option | Consultant
Disclosure of classes of share capital [line items]
Award vesting period		2 years	2 years		2 months			1 year
Employee stock option | Executive officers and consultants
Disclosure of classes of share capital [line items]
Award vesting period						2 years
Employee stock option | Consultants
Disclosure of classes of share capital [line items]
Award vesting period							2 years	1 year
Employee stock option | Consultants, Two
Disclosure of classes of share capital [line items]
Award vesting period												1 year
Immediate Vesting
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement												25,000